United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       08/04/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: 210,717
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE   SHARED NONE
-------------------------         -------------  --------   ------- -------    -- --- ------  -------  ----     -----  ---

Bunge Limited                     Equities       G16962105     1,492     13,850SH     SOLE                13,850
Frontline Ltd                     Equities       G3682E127       349      5,000SH     SOLE                 5,000
Noble Drilling Corp               Equities       G65422100     1,039     16,000SH     SOLE                16,000
UTI Worldwide Inc                 Equities       G87210103       439     22,000SH     SOLE                22,000
Transocean Inc                    Equities       G90073100       298      1,955SH     SOLE                 1,955
Teekay LNG Partners               Equities       Y8564M105       411     15,600SH     SOLE                15,600
AT&T Inc                          Equities       00206R102       441     13,096SH     SOLE                13,096
Adobe Systems Inc                 Equities       00724f101       552     14,025SH     SOLE                14,025
America Movil Sa L Adr            Sponsored ADR  02364W105       661     12,525SH     SOLE                12,525
American Express Co               Equities       025816109       233      6,180SH     SOLE                 6,180
American Tower Corp Cl A          Equities       029912201       204      4,825SH     SOLE                 4,825
Apache Corp                       Equities       037411105     1,160      8,344SH     SOLE                 8,344
Apple Computer Inc                Equities       037833100     1,386      8,280SH     SOLE                 8,280
Archer-Daniels-Midland Co         Equities       039483102       436     12,925SH     SOLE                12,925
Autodesk Inc                      Equities       052769106       456     13,500SH     SOLE                13,500
Autoliv Inc                       Equities       052800109       372      7,975SH     SOLE                 7,975
AXA ADS                           Sponsored ADR  054536107       418     14,202SH     SOLE                14,202
Bayer A G Sponsored Adr           Sponsored ADR  072730302       335      3,981SH     SOLE                 3,981
Berkshire Hathaway Cl A           Equities       084670108   124,010      1,027SH     SOLE                 1,027
Berkshire Hathaway Cl B           Equities       084670207     1,505        375SH     SOLE                   375
Best Buy Co Inc                   Equities       086516101       530     13,392SH     SOLE                13,392
CHC Helicopter Corp               Equities       12541C203       370     12,000SH     SOLE                12,000
CH Robinson Worldwide Inc         Equities       12541W209       680     12,400SH     SOLE                12,400
CNOOC Ltd                         Sponsored ADR    126132109     508      2,927SH     SOLE                 2,927
CVS Corp                          Equities         126650100     696     17,600SH     SOLE                17,600
Carnival Corp                     Paired CTF       143658300     269      8,150SH     SOLE                 8,150
Caterpillar Inc                   Equities         149123101     417      5,650SH     SOLE                 5,650
Celgene Corp                      Equities         151020104   1,047     16,400SH     SOLE                16,400
Cemex Sa Adr                      Sponsored ADR    151290889     398     16,132SH     SOLE                16,132
ChevronTexaco Corp.               Equities         166764100   1,052     10,612SH     SOLE                10,612
Chicago Bridge & Iron             NY Registry SH   167250109     384      9,650SH     SOLE                 9,650
Cisco Systems Inc                 Equities       17275R102     1,265     54,380SH     SOLE                54,380
Citrix Systems Inc                Equities         177376100     327     11,105SH     SOLE                11,105
Clorox Co                         Equities         189054109     329      6,300SH     SOLE                 6,300
Coach Inc                         Equities         189754104     981     33,975SH     SOLE                33,975
Companhia Vale Do ADR             Sponsored ADR    204412209     766     21,398SH     SOLE                21,398
ConocoPhillips                    Equities       20825C104       673      7,125SH     SOLE                 7,125
Constellation Brands Inc          Equities       21036P108       244     12,300SH     SOLE                12,300
Corning Inc                       Equities         219350105     654     28,374SH     SOLE                28,374
Danaher Corp                      Equities         235851102     999     12,925SH     SOLE                12,925
Devon Energy Corp                 Equities       25179M103       631      5,248SH     SOLE                 5,248
Diamonds Trust                    Unit Trusts      252787106     210      1,850SH     SOLE                 1,850
Dominion Resources Inc            Equities       25746U109       755     15,900SH     SOLE                15,900
Duke Energy Corp.                 Equities       26441C105       211     12,120SH     SOLE                12,120
EMC Corp                          Equities         268648102     371     25,261SH     SOLE                25,261
Ensco International Inc           Equities       26874Q100       807     10,000SH     SOLE                10,000
EOG Resources Inc                 Equities       26875P101       236      1,800SH     SOLE                 1,800
Electronic Arts Inc               Equities         285512109     247      5,550SH     SOLE                 5,550
Emerson Electric Co               Equities         291011104     473      9,575SH     SOLE                 9,575
Enterprise Products Partners      Unit Ltd Partn   293792107   1,089     36,850SH     SOLE                36,850
Exelon Corporation                Equities       30161N101       481      5,350SH     SOLE                 5,350
Exxon Mobil Corporation           Equities       30231G102     2,351     26,675SH     SOLE                26,675
FedEx Corp                        Equities       31428X106       729      9,250SH     SOLE                 9,250
Fluor Corp                        Equities         343412102     279      1,500SH     SOLE                 1,500
Gamestop Corp Cl A New            Equities       36467W109       208      5,148SH     SOLE                 5,148
General Electric Co               Equities         369604103   1,139     42,685SH     SOLE                42,685
Gilead Sciences Inc               Equities         375558103   1,289     24,350SH     SOLE                24,350
GlaxoSmithkline Plc               Sponsored ADR  37733W105       312      7,064SH     SOLE                 7,064
Goldman Sachs Group Inc           Equities       38141G104     1,016      5,810SH     SOLE                 5,810
Grupo Televisa SA DE CV SPON ADR  Sp ADR Rep Ord 40049J206       466     19,747SH     SOLE                19,747
HSBC PLC Spon ADR                 Sponsored ADR    404280406     518      6,756SH     SOLE                 6,756
Hewlett-Packard Co                Equities         428236103     600     13,573SH     SOLE                13,573
Honeywell International Inc       Equities         438516106     228      4,525SH     SOLE                 4,525
Icici Bank Ltd Adr                Sponsored ADR  45104G104       477     16,577SH     SOLE                16,577
Infosys Technologies Ltd          Sponsored ADR    456788108     540     12,432SH     SOLE                12,432
Intel Corp                        Equities         458140100     431     20,050SH     SOLE                20,050
International Business Machines CoEquities         459200101     696      5,875SH     SOLE                 5,875
iShares MSCI Emerging Markets IndeUnit Trusts      464287234     626      4,610SH     SOLE                 4,610
iShares MSCI EAFE Index Fund      Unit Trusts      464287465     501      7,300SH     SOLE                 7,300
iShares S&P Smallcap 600          Unit Trusts      464287804   1,054     17,520SH     SOLE                17,520
IShares Trust DJ Total Market     Unit Trusts      464287846     284      4,500SH     SOLE                 4,500
J.P. Morgan Chase & Co            Equities       46625H100       754     21,972SH     SOLE                21,972
Johnson & Johnson                 Equities         478160104   1,401     21,775SH     SOLE                21,775
Kinder Morgan Energy Partners LP  Unit Ltd Partn   494550106     268      4,800SH     SOLE                 4,800
L-3 Communications Holdings Inc   Equities         502424104   1,120     12,325SH     SOLE                12,325
Lehman Bros. Holdings Inc         Equities         524908100     286     14,425SH     SOLE                14,425
MEMC Electronic Materials         Equities         552715104     920     14,950SH     SOLE                14,950
Medtronic Inc                     Equities         585055106     717     13,860SH     SOLE                13,860
Metlife Inc                       Equities       59156R108       964     18,275SH     SOLE                18,275
Mettler Toledo Intl Inc           Equities         592688105     517      5,450SH     SOLE                 5,450
Microsoft Corp.                   Equities         594918104     753     27,354SH     SOLE                27,354
S&P Midcap 400 SPDRs              Unit Trusts      595635103     305      2,050SH     SOLE                 2,050
Monsanto Co                       Equities       61166w101       518      4,100SH     SOLE                 4,100
Nike Inc                          Equities         654106103     264      4,425SH     SOLE                 4,425
Nobel Learning Communities Inc    Equities         654889104     218     15,630SH     SOLE                15,630
Nokia Corporation                 Sponsored ADR    654902204     829     33,857SH     SOLE                33,857
Noble Energy Inc                  Equities         655044105     749      7,450SH     SOLE                 7,450
Norfolk Southern Corp             Equities         655844108     324      5,171SH     SOLE                 5,171
Northern Trust Corp               Equities         665859104   1,022     14,900SH     SOLE                14,900
Oneok Partners LP                 Unit Ltd Partn 68268N103       615     11,000SH     SOLE                11,000
Oracle Corp                       Equities       68389X105       300     14,300SH     SOLE                14,300
Patterson UTI Energy Inc          Equities         703481101     546     15,125SH     SOLE                15,125
Peabody Energy Corp               Equities         704549104     449      5,100SH     SOLE                 5,100
Pepsico Inc.                      Equities         713448108     790     12,425SH     SOLE                12,425
Petroleo Brasileiro Adr           Sponsored ADR  71654V408     1,319     18,626SH     SOLE                18,626
Petroleum Development Corp        Equities         716578109     997     15,000SH     SOLE                15,000
Plains All American Pipeline LP   Unit Ltd Partn   726503105     257      5,700SH     SOLE                 5,700
Plains Exploration & Production CoEquities         726505100     744     10,200SH     SOLE                10,200
Powershs Water Resources Ptf      Unit Trusts    73935X575       271     13,075SH     SOLE                13,075
Praxair Inc                       Equities       74005P104     2,231     23,675SH     SOLE                23,675
Precision Castparts Corp          Equities         740189105     581      6,025SH     SOLE                 6,025
Procter & Gamble Co.              Equities         742718109   1,093     17,975SH     SOLE                17,975
Protalex Inc                      Equities         743642100     130    186,282SH     SOLE               186,282
Prudential Financial Inc          Equities         744320102     396      6,625SH     SOLE                 6,625
Qualcomm Inc                      Equities         747525103     867     19,550SH     SOLE                19,550
S&P DEP Receipts                  Unit Trusts    78462F103     1,535     11,996SH     SOLE                11,996
SPDR Gold Trust                   Unit Trusts    78463V107       274      3,000SH     SOLE                 3,000
SAP Aktiengesell                  Sponsored ADR    803054204     242      4,651SH     SOLE                 4,651
Schlumberger Ltd                  Equities         806857108   2,251     20,953SH     SOLE                20,953
Consumer Staples Sector SPDR Fund Unit Trusts    81369Y308       211      7,900SH     SOLE                 7,900
Starbucks Corp                    Equities         855244109     627     39,825SH     SOLE                39,825
Symantec Corp                     Equities         871503108     399     20,600SH     SOLE                20,600
Taiwan Semiconductor MFG Co LTD SPSponsored ADR    874039100     350     32,064SH     SOLE                32,064
Take Two Interactive Software Inc Equities         874054109     384     15,000SH     SOLE                15,000
Target Corporation                Equities       87612E106       851     18,300SH     SOLE                18,300
Tata Motors LTD                   Sponsored ADR    876568502     219     21,788SH     SOLE                21,788
Telefonos de Mexico S A SPON ADR  ADR ord L        879403780     462     19,500SH     SOLE                19,500
Telmex Internacional ADR          Sponsored ADR    879690105     314     19,500SH     SOLE                19,500
Teva Pharmaceutical Ind           Sponsored ADR    881624209   1,504     32,844SH     SOLE                32,844
Texas Instruments, Inc.           Equities         882508104     588     20,870SH     SOLE                20,870
Textron Incorporated              Equities         883203101     453      9,450SH     SOLE                 9,450
Thermo Fisher Scientific          Equities         883556102     790     14,175SH     SOLE                14,175
Thoratec Corp                     Equities         885175307     754     43,350SH     SOLE                43,350
3M Company                        Equities       88579Y101       701     10,075SH     SOLE                10,075
Unibanco-Uniao de Bancos BrasileirGDR REPPFD     90458E107     1,092      8,604SH     SOLE                 8,604
Unit Corporation                  Equities         909218109     249      3,000SH     SOLE                 3,000
Valero Energy Corp                Equities       91913Y100       955     23,200SH     SOLE                23,200
Varian Medical Systems Inc        Equities       92220P105     1,034     19,950SH     SOLE                19,950
Verizon Communications            Equities       92343V104       243      6,877SH     SOLE                 6,877
Vodafone Group PLC                Sponsored ADR  92857W209       884     30,013SH     SOLE                30,013
Wells Fargo & Co.                 Equities         949746101     593     24,950SH     SOLE                24,950
Williams Companies Inc.           Equities         969457100     502     12,450SH     SOLE                12,450
Wm Wrigley Jr Co                  Equities         982526105     444      5,706SH     SOLE                 5,706
Windstream Corp                   Equities       97381W104       256     20,725SH     SOLE                20,725
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